Intangible assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Subtotal		R$ 119,334	R$ 3,596
Goodwill	[1]	619,469	14,570
Total		738,803	18,166
Network software
Intangible assets
Subtotal		2,399	1,096
Total		2,399	1,096
Software in progress
Intangible assets
Subtotal		391	115
Total		391	115
Customer relationship
Intangible assets
Subtotal	[2]	84,195	0
Total		84,195	0
Non-compete agreement
Intangible assets
Subtotal	[2]	13,897	0
Total		13,897	0
Brands
Intangible assets
Subtotal	[2]	14,541	0
Total		14,541	0
Internally developed | Software
Intangible assets
Subtotal	[3]	3,911	2,385
Total		R$ 3,911	R$ 2,385

[1]	Refers to goodwill arising from: a) acquisition of Dextra Technologies S.A., on August 10, 2021, in the amount of R$595,721 (note 9.d); b) acquisition of Comrade Inc. in 2017, in the amount of R$19,644 (R$10,969 as of December 31, 2020), which was merged in 2018, into the subsidiary CI&T Inc; c) acquisition of CI&T IN Software Ltda., which was merged into the Company in 2014 in the amount of R$2,871; and d) acquisition of CI&T Japan Inc. in 2015 in the amount of R$1,233 (R$730 as of December 31, 2020).
[2]	Refers to customer relationship, non-compete agreement and brads arising from acquisition of Dextra Technologies S.A., on August 10, 2021 (note 9.c).
[3]	Refers to internal expenses with software development to be sold by the Group and also for internal use.